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                                            UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     05/11/2009
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
        manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in
        this report and a portion are reported by other reporting
        manager(s).)
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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            55

Form 13F Information Table Value Total:    $1,427,123

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     6898  182324   SH       SOLE                182324
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    27564  615952   SH       SOLE                615952
ENI SPONSORED ADR              ADR              26874R108      562   14655   SH       SOLE                 14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    31194 1003998   SH       SOLE               1003998
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      11494  489759   SH       SOLE                489759
HEINEKEN NV ADR                ADR              2419176      12367  870494   SH       SOLE                870494
NOVARTIS AG ADR                ADR              66987V109     5304  140202   SH       SOLE                140202
SK TELECOM - ADR               ADR              78440P108    96637 6254833   SH       SOLE               6125833           129000
UNILEVER ( ul )                ADR              904767704     7719  407766   SH       SOLE                407766
UNILEVER (UN)                  ADR              904784709    29500 1505115   SH       SOLE               1505115
COCA-COLA HELLENIC BOTTLING    COM              4420723      16836 1174117   SH       SOLE                968117           206000
HONDA MOTOR CO LTD             COM              6435145      64759 2762955   SH       SOLE               2538955           224000
3M CO                          COM              88579Y101    35558  715165   SH       SOLE                627965            87200
ACMAT CORP CLASS A             COM              004616207      843   51890   SH       SOLE                 51890
ALTRIA GROUP, INC.             COM              02209S103      415   25898   SH       SOLE                 25898
AMERICAN EXPRESS COMPANY       COM              025816109     8782  644288   SH       SOLE                644288
AMERICAN NATIONAL INSURANCE CO COM              028591105    39804  759470   SH       SOLE                664563            94907
AT&T INC                       COM              00206R102     1516   60166   SH       SOLE                 60166
AVATAR HOLDINGS INC            COM              053494100    11636  776766   SH       SOLE                572016           204750
BERKSHIRE HATHAWAY INC DEL     COM              084670108    16040     185   SH       SOLE                   185
BURLINGTON NORTHERN SANTA FE C COM              12189T104    80254 1334229   SH       SOLE               1196072           138157
CINTAS CORP.                   COM              172908105     7755  313702   SH       SOLE                 65002           248700
COCA COLA COMPANY              COM              191216100      808   18392   SH       SOLE                 18392
COMCAST CORP - CLASS A         COM              20030N101      448   32850   SH       SOLE                 32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200    66573 5172747   SH       SOLE               4326047           846700
CONOCOPHILLIPS                 COM              20825c104    67629 1727000   SH       SOLE               1547445           179555
DEVON ENERGY                   COM              25179M103    32031  716730   SH       SOLE                643125            73605
EMERSON ELECTRIC COMPANY       COM              291011104    67420 2359005   SH       SOLE               2056340           302665
EXXON MOBIL CORPORATION        COM              30231G102      200    2942   SH       SOLE                  2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    17703  795291   SH       SOLE                795291
FINISHMASTER                   COM              31787p108     1058   75560   SH       SOLE                 75560
G & K SERVICES INC             COM              361268105     3659  193517   SH       SOLE                100558            92959
GENUINE PARTS CO               COM              372460105     1267   42442   SH       SOLE                 42442
HENRY SCHEIN INC               COM              806407102    17250  431353   SH       SOLE                431353
HOME DEPOT INC                 COM              437076102    59547 2527442   SH       SOLE               2081997           445445
JEFFERIES GROUP INC. NEW       COM              472319102     1916  138830   SH       SOLE                138830
KRAFT FOODS INC-A              COM              50075n104      266   11948   SH       SOLE                 11948
LEUCADIA NATIONAL CORP         COM              527288104     9464  635572   SH       SOLE                635572
NATIONAL WESTERN LIFE INS CO   COM              638522102    14601  129212   SH       SOLE                129212
NORFOLK SOUTHERN CORP          COM              655844108    25163  745560   SH       SOLE                607505           138055
RAMCO GERSHENSON PROPERTIES TR COM              751452202      711  110207   SH       SOLE                110207
RAYONIER INC                   COM              754907103    10149  335837   SH       SOLE                335837
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      908   39840   SH       SOLE                 39840
TORCHMARK CORP                 COM              891027104    25108  957226   SH       SOLE                957226
TRANSATLANTIC HLDGS            COM              893521104    55079 1544122   SH       SOLE               1344873           199249
UNIFIRST CORP                  COM              904708104    46380 1665934   SH       SOLE               1332199           333735
UNION PACIFIC                  COM              907818108    61441 1494548   SH       SOLE               1327048           167500
URSTADT BIDDLE PROPERTIES INC. COM              917286106      201   15000   SH       SOLE                 15000
US BANCORP                     COM              902973304       53    3595   SH       SOLE                  3595
VERIZON COMMUNICATIONS         COM              92343V104      345   11418   SH       SOLE                 11418
WAL-MART STORES INC            COM              931142103    55462 1064535   SH       SOLE                913725           150810
WELLPOINT                      COM              94973v107    23842  627928   SH       SOLE                502178           125750
COCA COLA FEMSA                COM              191241108   106142 3116313   SH       SOLE               2981313           135000
JOHNSON & JOHNSON              COM              478160104    26850  510461   SH       SOLE                510461
PHILIP MORRIS INTERNATIONAL    COM              718172109   114014 3204448   SH       SOLE               3119038            85410
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